Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	JUPITER NEUROSCIENCES, INC.
Entity Central Index Key	0001679628
Entity Tax Identification Number	47-4828381
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Jupiter Neurosciences, Inc.
Entity Address, Address Line Two	1001 North US HWY 1
Entity Address, Address Line Three	Suite 504
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33477
City Area Code	(561)
Local Phone Number	406-6154
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Jupiter Neurosciences, Inc.
Entity Address, Address Line Two	1001 North US HWY 1
Entity Address, Address Line Three	Suite 504
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33477
City Area Code	(561)
Local Phone Number	406-6154
Contact Personnel Name	Christer Rosén